Income taxes (Tables)	12 Months Ended
Nov. 30, 2022
Major components of tax expense (income) [abstract]
Summary of major component of income tax and deferred tax explanatory
The following table presents the components of the current and deferred tax expenses (recovery).

	2022	2021

Current tax expense	$443	$63

Deferred tax expense (recovery)
Origination and reversal of temporary differences	$(11,705)	$(7,796)
Change in unrecognized deductible temporary differences	11,705	7,796

Total deferred tax expense (recovery)	$0	$-

Total current and deferred tax expense	$443	$63

Summary of reconciliation between effective and income tax amounts explanatory
Reconciliation between effective and applicable tax amounts.

	2022	2021

Income taxes at domestic tax statutory rate	$(12,400)	$(8,390)
Change in unrecognized deductible temporary differences	11,705	7,796
Impact of differences in statutory tax rates	102	64
Non-deductible expenses and other	1,036	593

Total income tax expense	$443	$63

Summary of temporary difference, unused tax losses and unused tax credits
As at November 30, unrecognized deferred tax assets were as follows.

	2022	2021

Research and development expenses	$25,110	$26,046
Non-capital losses	45,228	38,615
Property and equipment	138	225
Intellectual property and patent fees	2,854	3,054
Available deductions and other	10,298	7,535

	$83,628	$75,475

Summary of amounts and expiry dates of tax attributes carry forward explanatory
As at November 30, 2022 and 2021, the amounts and expiry dates of Canadian tax attributes for which no deferred tax asset was recognized were as follows:

		2022		2021

	Federal	Provincial	Federal	Provincial

Research and development expenses, without time limitation	$86,768	$105,174	$89,740	$109,034
Losses carried forward
2027	5,569	5,561	5,960	5,952
2028	34,110	16,426	36,877	17,949
2029	14,494	12,250	15,513	13,111
2030	8,510	8,507	9,109	9,105
2031	17,525	15,556	18,758	16,651
2032	11,874	10,902	12,709	11,669
2033	8,532	8,451	9,132	9,046
2034	7,813	7,744	8,362	8,289
2037	6,972	6,889	7,462	7,373
2038	2,034	1,958	2,177	2,095
2039	1,340	1,302	1,434	1,394
2040	7,317	7,292	7,832	7,805
2041	19,350	19,276	21,220	21,153
2042	31,181	31,190	-	-
Other temporary differences, without time limitation
Excess of tax value of property and equipment over carrying value	1,000	454	868	838
Excess of tax value of intellectual property and patent fees over carrying value	10,765	10,765	11,522	11,518
Available deductions and other	69,448	28,034	60,940	16,607